Sarah R. Lord State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 2641 SLord@StateStreet.com

June 14, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
Securities Act File No. 333-92935;
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares MSCI EAFE ESG Select ETF, each dated June 13, 2016, do not differ from those contained in Post-Effective Amendment No. 1,649 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 13, 2016.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Lord
Sarah R. Lord
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.